Commitments, Contingencies and Other Liabilities - Summary of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	$ 4,628
2020	4,207
2021	3,093
2022	3,068
2023	3,087
Thereafter	20,329
Minimum lease commitments	$ 38,412